Inventory (Tables)	9 Months Ended
Sep. 30, 2020
Inventory
Schedule of inventory

	December 31,	September 30,
	2019	2020
Raw materials	510,990	550,445
Work in process	1,862	5,397
Finished Goods	291,116	390,260
Merchandise	95,987	105,602
Less: write-downs	(10,427)	(12,613)
Total	889,528	1,039,091